Transactions with Related Parties, Convertible Promissory Notes (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Mar. 12, 2015 USD ($) Installment $ / shares	Jun. 30, 2017 USD ($) Amendment	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Sep. 07, 2015 USD ($) $ / shares
Applicable Limit [Abstract]
Beginning balance		$ 210,130
Additions		0		$ 9,400
Ending balance		222,045	$ 210,130
Accumulated Deficit [Abstract]
Amortization (Note 13)		$ 748		376
Additional Paid-in Capital [Abstract]
Intrinsic value of BCF				9,400
Jelco [Member] | Unsecured Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Face amount	$ 4,000
Number of consecutive payment installments | Installment	10
Frequency of periodic payment		Semi-annual
Installment payment	$ 200
Balloon payment	$ 2,000
Maturity date		Mar. 19, 2020
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares	$ 0.90
Number of consecutive payment installments that have been deferred | Installment	3
Applicable Limit [Abstract]
Beginning balance		$ 4,000	4,000	4,000
Ending balance		4,000	4,000	4,000
Debt Discount [Abstract]
Beginning balance		(4,000)	(4,000)	(4,000)
Ending balance		(4,000)	(4,000)	(4,000)
Accumulated Deficit [Abstract]
Beginning balance		425	249	103
Amortization (Note 13)		214	176	146
Ending balance		639	425	249
Debt [Abstract]
Beginning balance		425	249	103
Amortization (Note 13)		214	176	146
Ending balance		639	425	249
Additional Paid-in Capital [Abstract]
Beginning balance		3,800	3,800	3,800
Ending balance		$ 3,800	3,800	3,800
Jelco [Member] | Unsecured Revolving Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Maturity date		Sep. 30, 2020
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares					$ 0.90
Applicable Limit [Abstract]
Beginning balance		$ 21,165	21,165	11,765
Additions			0	9,400
Ending balance		21,165	21,165	21,165
Debt Discount [Abstract]
Beginning balance		(21,165)	(21,165)	(11,765)
Additions			0	(9,400)
Ending balance		(21,165)	(21,165)	(21,165)
Accumulated Deficit [Abstract]
Beginning balance		872	261	31
Amortization (Note 13)		534	611	230
Ending balance		1,406	872	261
Debt [Abstract]
Beginning balance		872	261	31
Amortization (Note 13)		534	611	230
Ending balance		1,406	872	261
Additional Paid-in Capital [Abstract]
Beginning balance		21,165	21,165	11,765
Intrinsic value of BCF			0	9,400
Ending balance		21,165	$ 21,165	$ 21,165
Maximum principal amount available to be drawn		$ 21,165			$ 6,765
Number of amendments | Amendment		8
Decrease in Applicable Limit		$ (3,100)			$ (1,000)
Jelco [Member] | Unsecured Revolving Convertible Promissory Note [Member] | Maximum [Member]
Additional Paid-in Capital [Abstract]
Tenor of note		5 years